Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Stockholders Equity Deficit Tables
Warrants outstanding and exercisable

A summary of the Company’s warrants outstanding and exercisable as of May 31, 2014 and August 31, 2013 is as follows:

Shares of Common Stock Issuable from Warrants Outstanding as of
Description	May 31, 2014	August 31, 2013	Exercise Price	Expiration
Series G	625,000	625,000	$0.64	April 17, 2015
Series H	1,755,126	1,755,126	$0.83	February 1, 2016
Series I	921,875	-	$1.37	October 7, 2018
Total	3,302,001	2,380,126

A summary of the Company’s warrants outstanding and exercisable as of August 31, 2013 and 2012 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	August 31, 2013	August 31, 2012	Exercise Price	Expiration
Series G	625,000	625,000	$0.64	April 17, 2015
Series H	1,755,126	-	$0.83	February 1, 2016
Total	2,380,126	625,000